Expense Example - MEDIUM-DURATION BOND FUND	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 40
3 Years	125
5 Years	219
10 Years	493
Investor
Expense Example:
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822